Investment Components, Including Associated Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	$ 85,077	$ 70,584
Unrealized Gains	3,249	2,716
Unrealized Losses	(460)	(484)
Recorded Basis	87,866	72,816
Cash and Cash Equivalents	3,804	6,938	9,610	5,505
Short-term Investments	73,218	56,102
Equity and other investments	10,844	9,776
Cash
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	1,967	2,019
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	1,967	2,019
Cash and Cash Equivalents	1,967	2,019
Short-term Investments	0	0
Equity and other investments	0	0
Mutual funds
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	868	820
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	868	820
Cash and Cash Equivalents	868	820
Short-term Investments	0	0
Equity and other investments	0	0
Commercial paper
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	603	96
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	603	96
Cash and Cash Equivalents	214	96
Short-term Investments	389	0
Equity and other investments	0	0
Certificates of deposit
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	994	744
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	994	744
Cash and Cash Equivalents	609	342
Short-term Investments	385	402
Equity and other investments	0	0
U.S. government and agency securities
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	64,934	47,178
Unrealized Gains	47	130
Unrealized Losses	(84)	(2)
Recorded Basis	64,897	47,306
Cash and Cash Equivalents	146	561
Short-term Investments	64,751	46,745
Equity and other investments	0	0
Foreign government bonds
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	900	1,741
Unrealized Gains	16	18
Unrealized Losses	(41)	(29)
Recorded Basis	875	1,730
Cash and Cash Equivalents	0	575
Short-term Investments	875	1,155
Equity and other investments	0	0
Mortgage-backed securities
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	1,258	1,816
Unrealized Gains	43	82
Unrealized Losses	(13)	(2)
Recorded Basis	1,288	1,896
Cash and Cash Equivalents	0	0
Short-term Investments	1,288	1,896
Equity and other investments	0	0
Corporate notes and bonds
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	4,993	7,799
Unrealized Gains	169	224
Unrealized Losses	(40)	(15)
Recorded Basis	5,122	8,008
Cash and Cash Equivalents	0	2,525
Short-term Investments	5,122	5,483
Equity and other investments	0	0
Municipal securities
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	350	358
Unrealized Gains	36	58
Unrealized Losses	(1)	0
Recorded Basis	385	416
Cash and Cash Equivalents	0	0
Short-term Investments	385	416
Equity and other investments	0	0
Common and preferred stock
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	6,931	6,965
Unrealized Gains	2,938	2,204
Unrealized Losses	(281)	(436)
Recorded Basis	9,588	8,733
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Equity and other investments	9,588	8,733
Other investments
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	1,279	1,048
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	1,279	1,048
Cash and Cash Equivalents	0	0
Short-term Investments	23	5
Equity and other investments	$ 1,256	$ 1,043